INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Our Company’s inventories were as follows: -
	As of June 30,
	2023	2024
	S$	S$
Raw foods	40,192	23,036